Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of information about key management personnel

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Short-term employee benefits	10.2	8.6	7.0
Post-employment benefits	0.4	0.3	0.2
Share-based payment expense	4.2	0.1	0.1

Total	14.8	9.0	7.3